Balance Sheet Components	6 Months Ended
Jul. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
Balance Sheet Components
Property and Equipment, Net
The cost and accumulated depreciation and amortization of property and equipment are as follows (in thousands):

	As of January 31,		As of July 31,
	2016	2017	2017
			(unaudited)
Computer equipment and software	$17,054	$17,981	$18,165
Office furniture and equipment	3,462	4,350	5,956
Leasehold improvements	7,088	8,468	9,400
Construction in progress	—	—	2,310
Property and equipment, gross	27,604	30,799	35,831
Less: accumulated depreciation and amortization	(14,722)	(17,695)	(22,804)
Property and equipment, net	$12,882	$13,104	$13,027

Construction in progress primarily consists of leasehold improvements that have not been placed into service as of July 31, 2017.
Depreciation expense was $5.2 million and $6.4 million for the years ended January 31, 2016 and 2017, respectively, and $3.1 million and $5.1 million for the six months ended July 31, 2016 and 2017, respectively.
Intangible Assets
Intangible assets consisted of the following as of January 31, 2016 (dollars in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
Developed technology	$8,420	$(2,575)	$5,845	3.5
Customer relationships and other acquired intangible assets	6,125	(2,934)	3,191	1.8
Total	$14,545	$(5,509)	$9,036	2.9
Intangible assets consisted of the following as of January 31, 2017 (dollars in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
Developed technology	$10,155	$(4,548)	$5,607	2.9
Customer relationships and other acquired intangible assets	6,125	(4,681)	1,444	0.8
Total	$16,280	$(9,229)	$7,051	2.5

Intangible assets consisted of the following as of July 31, 2017 (dollars in thousands):

	Gross Fair Value	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (in years)
	(unaudited)
Developed technology	$10,155	$(5,563)	$4,592	2.5
Customer relationships and other acquired intangible assets	6,125	(5,551)	574	0.3
Total	$16,280	$(11,114)	$5,166	2.3
Amortization expense for intangible assets was $3.5 million and $3.7 million during the years ended January 31, 2016 and 2017, respectively and $1.8 million and $1.9 million for the six months ended July 31, 2016 and 2017, respectively.
The expected future amortization expense of these intangible assets as of July 31, 2017 is as follows (in thousands, by fiscal year) (unaudited):

Remaining six months of fiscal 2018	$1,590
2019	2,031
2020	1,140
2021	347
2022	58
Total intangible assets, net	$5,166

Goodwill
The following table represents the changes to goodwill (in thousands):

Balance at January 31, 2015	$13,801
Additions from an acquisition	16,750
Balance at January 31, 2016	30,551
Additions from an acquisition	965
Balance at January 31, 2017	31,516
Additions from acquisitions (unaudited)	—
Balance at July 31, 2017 (unaudited)	$31,516

There was no impairment of goodwill during the years ended January 31, 2016 or 2017 and six months ended July 31, 2016 and 2017. Goodwill is attributable entirely to our subscription operating segment.
Accrued Compensation
Accrued compensation consists of the following (in thousands):

	As of January 31,		As of July 31,
	2016	2017	2017
			(unaudited)
Accrued salaries and benefits	$1,610	$2,330	$3,234
Accrued bonuses	9,924	15,338	10,369
Accrued commissions	8,094	11,856	7,896
Employee stock purchase plan withholdings	—	—	3,861
Accrued compensation related taxes and other	2,526	3,852	6,894
Total accrued compensation	$22,154	$33,376	$32,254
Other Accrued Liabilities
Other accrued liabilities consists of the following (in thousands):

	As of January 31,		As of July 31,
	2016	2017	2017
			(unaudited)
Accrued taxes	$965	$1,585	$2,241
Deferred real estate costs	338	47	523
Accrued professional costs	2,448	2,147	2,196
Customer deposits	256	301	252
Deferred sublease income	—	861	1,266
Accrued self-insurance costs	1,407	746	938
Other	5,759	4,231	8,254
Total other accrued liabilities	$11,173	$9,918	$15,670

Other includes amounts owed to third‑party vendors that provide marketing, corporate event planning and cloud‑computing services.